Interests in Other Entities	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
INTERESTS IN OTHER ENTITIES
NOTE 8 -	INTERESTS IN OTHER ENTITIES

Subsidiaries:

Set forth below are details regarding the Company’s subsidiaries as of December 31, 2020 and 2019:

Name of company	Principal place of business	Nature of business activities	Percentage held directly by the Company	Rate of shares held by the Company
			%
Safe-T Data A.R Ltd.	Israel	Development of data security software	100	100
Safe-T USA Inc.	USA	Business development and sales in the USA	-	100
NetNut Ltd.(1)	Israel	Business IPPN solution	100	100
Chi Cooked LLC (2)	USA	IPPN solution	-	100

(1)	Acquired on June 12, 2019
(2)	Acquired on December 8, 2020